UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Strategies Fund
(formerly Fidelity Advisor Aggressive
Growth Fund)

Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797931.105

AAG-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Diversified Consumer Services - 3.8%
DeVry, Inc.	11,255	$ 584,697
Strayer Education, Inc.	1,300	220,675
		805,372
Hotels, Restaurants & Leisure - 3.7%
Buffalo Wild Wings, Inc. (a)	5,222	161,203
Burger King Holdings, Inc.	12,900	277,221
Chipotle Mexican Grill, Inc. Class B (a)	2,400	120,384
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	101	10
Wendy's/Arby's Group, Inc.	45,655	206,817
		765,635
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	9,200	207,828
Media - 2.0%
The DIRECTV Group, Inc. (a)	21,414	426,995
Specialty Retail - 7.3%
Abercrombie & Fitch Co. Class A	11,500	252,885
Advance Auto Parts, Inc.	7,686	293,990
Best Buy Co., Inc.	16,279	469,161
Lowe's Companies, Inc.	13,900	220,176
O'Reilly Automotive, Inc. (a)	8,800	293,568
		1,529,780
TOTAL CONSUMER DISCRETIONARY		3,735,610
CONSUMER STAPLES - 3.2%
Beverages - 2.1%
Heckmann Corp. (a)(d)	87,700	435,869
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	5,615	237,739
TOTAL CONSUMER STAPLES		673,608
ENERGY - 10.0%
Energy Equipment & Services - 6.8%
Cameron International Corp. (a)	10,400	200,512
FMC Technologies, Inc. (a)	4,100	108,609
IHS, Inc. Class A (a)	11,902	484,768
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	12,600	$ 336,798
Noble Corp.	12,300	302,457
		1,433,144
Oil, Gas & Consumable Fuels - 3.2%
Denbury Resources, Inc. (a)	14,497	186,721
Hess Corp.	8,700	475,803
		662,524
TOTAL ENERGY		2,095,668
FINANCIALS - 5.8%
Capital Markets - 2.0%
Greenhill & Co., Inc.	3,400	219,640
Morgan Stanley	9,858	192,625
		412,265
Diversified Financial Services - 1.0%
BM&F BOVESPA SA	83,900	210,985
Insurance - 1.1%
Validus Holdings Ltd.	9,941	237,988
Real Estate Investment Trusts - 1.2%
Chimera Investment Corp.	85,068	254,353
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	82,000	107,099
TOTAL FINANCIALS		1,222,690
HEALTH CARE - 25.5%
Biotechnology - 5.9%
Alnylam Pharmaceuticals, Inc. (a)	5,000	92,200
Amylin Pharmaceuticals, Inc. (a)	10,459	95,491
Cephalon, Inc. (a)	4,500	295,155
Isis Pharmaceuticals, Inc. (a)	11,086	142,566
Myriad Genetics, Inc. (a)	2,895	228,271
OSI Pharmaceuticals, Inc. (a)	3,292	112,257
RXi Pharmaceuticals Corp.	15,782	63,996
Vertex Pharmaceuticals, Inc. (a)	7,351	222,221
		1,252,157
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 9.4%
ArthroCare Corp. (a)	40,672	$ 148,453
Conceptus, Inc. (a)	7,900	88,717
Cyberonics, Inc. (a)	32,538	437,636
Edwards Lifesciences Corp. (a)	4,255	236,621
Masimo Corp. (a)	4,441	110,981
NuVasive, Inc. (a)	12,003	340,285
St. Jude Medical, Inc. (a)	13,022	431,810
TranS1, Inc. (a)	30,041	184,151
		1,978,654
Health Care Providers & Services - 3.4%
athenahealth, Inc. (a)	6,809	173,493
CardioNet, Inc.	5,000	125,000
Express Scripts, Inc. (a)	8,095	407,179
		705,672
Life Sciences Tools & Services - 4.7%
AMAG Pharmaceuticals, Inc. (a)	23,524	636,323
Illumina, Inc. (a)	4,874	152,702
QIAGEN NV (a)	13,000	208,260
		997,285
Pharmaceuticals - 2.1%
Allergan, Inc.	5,887	228,062
BioMimetic Therapeutics, Inc. (a)	7,086	59,381
Vivus, Inc. (a)	11,519	46,422
XenoPort, Inc. (a)	4,870	101,734
		435,599
TOTAL HEALTH CARE		5,369,367
INDUSTRIALS - 8.4%
Airlines - 1.2%
Allegiant Travel Co. (a)	7,007	240,480
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	6,300	110,880
Electrical Equipment - 0.8%
Ocean Power Technologies, Inc. (a)	14,848	75,873
Sunpower Corp. Class B (a)	4,024	99,634
		175,507
Machinery - 3.4%
Cummins, Inc.	10,300	214,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc.	8,408	$ 53,054
Navistar International Corp. (a)	8,300	234,060
PACCAR, Inc.	8,500	213,095
		714,449
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	93,023
Professional Services - 1.1%
FTI Consulting, Inc. (a)	6,100	222,894
Road & Rail - 1.0%
Old Dominion Freight Lines, Inc. (a)	9,528	207,615
TOTAL INDUSTRIALS		1,764,848
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 5.0%
Corning, Inc.	22,800	240,540
Infinera Corp. (a)	11,500	82,800
Juniper Networks, Inc. (a)	36,350	516,534
QUALCOMM, Inc.	6,600	220,638
		1,060,512
Electronic Equipment & Components - 1.0%
BYD Co. Ltd. (H Shares)	108,500	209,436
Internet Software & Services - 1.1%
Omniture, Inc. (a)	21,299	241,957
IT Services - 3.1%
Lender Processing Services, Inc.	7,869	206,089
MasterCard, Inc. Class A	2,800	442,484
		648,573
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom Corp. Class A (a)	17,000	279,650
Marvell Technology Group Ltd. (a)	35,380	265,704
MEMC Electronic Materials, Inc. (a)	27,500	412,775
NVIDIA Corp. (a)	38,377	317,762
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,694	231,433
		1,507,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.2%
Autonomy Corp. PLC (a)	14,019	$ 241,584
VMware, Inc. Class A (a)	10,377	215,427
		457,011
TOTAL INFORMATION TECHNOLOGY		4,124,813
MATERIALS - 6.1%
Chemicals - 1.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,100	233,442
Metals & Mining - 5.0%
Agnico-Eagle Mines Ltd.	4,100	206,104
Freeport-McMoRan Copper & Gold, Inc. Class B	8,500	258,570
Newcrest Mining Ltd.	11,296	222,118
Timminco Ltd. (a)	57,300	148,188
Yamana Gold, Inc.	25,200	220,276
		1,055,256
TOTAL MATERIALS		1,288,698
TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
Crown Castle International Corp. (a)	6,900	121,026
SBA Communications Corp. Class A (a)	11,100	230,658
Sprint Nextel Corp. (a)	68,617	225,750
		577,434
TOTAL COMMON STOCKS (Cost $27,994,734)		20,852,736
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b)	357,739	$ 357,739
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	293,500	293,500
TOTAL MONEY MARKET FUNDS (Cost $651,239)		651,239
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $28,645,973)		21,503,975
NET OTHER ASSETS - (2.3)%		(477,069)
NET ASSETS - 100%		$ 21,026,906
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 909
Fidelity Securities Lending Cash Central Fund	12,362
Total	$ 13,271
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,503,975	$ 20,723,728	$ 780,247	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $29,482,157. Net unrealized depreciation aggregated $7,978,182, of which $602,324 related to appreciated investment securities and $8,580,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009